Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	¥ 13,685,522	$ 1,907,709	¥ 13,444,277	¥ 11,991,899
Inventories written down	122,106	17,021	77,466	86,650
Reversal of write-down of inventories	¥ (63,338)	$ (8,829)	¥ (27,447)	¥ (31,765)